As filed with the Securities and Exchange Commission on June 3, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
25 DeForest Avenue
Summit, NJ  07901
908-273-6321

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Institutional Fund
25 DeForest Avenue
Summit, NJ  07901

Date of fiscal year end: March 31

Date of reporting period: January 1, 2014 – March 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

PINE GROVE
ALTERNATIVE FUND

ANNUAL REPORT

MARCH 31, 2014

PINE GROVE ALTERNATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2014

ASSETS

Total investments in Pine Grove Alternative Institutional Fund (“Master Fund”), at fair value (Cost $550,000)	$555,897
Cash	3
Offering costs	48,007
Total Assets	603,907

LIABILITIES

Due to Investment Adviser	33,124
Accrued Liabilities:
Trustees’ fees and expenses	2,210
Fund services fees	50
Other expenses	12,942
Total Liabilities	48,326

NET ASSETS	$555,581

COMPONENTS OF NET ASSETS
Paid-in capital	$550,000
Accumulated net investment loss	(316)
Net unrealized appreciation on investment in Master Fund	5,897
NET ASSETS	$555,581

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	540.64

NET ASSET VALUE PER SHARE	$1,027.64

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                   1

PINE GROVE ALTERNATIVE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

Investment income
Interest income	$3

Expenses
Offering costs amortized	16,002
Organization costs	9,911
Insurance expense	4,568
Trustees’ fees and expenses	2,210
Custodian fees	1,500
Professional fees	1,500
Shareholder servicing fee	319
Fund services fees	50
Miscellaneous expenses	6,006
Total expenses	42,066
Expenses reimbursed by Investment Adviser	(41,747)
Net expenses	319

NET INVESTMENT LOSS	(316)

NET UNREALIZED GAIN FROM INVESTMENT IN MASTER FUND
Net change in unrealized appreciation on investment in Master Fund	5,897

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,581

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                      2

PINE GROVE ALTERNATIVE FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

OPERATIONS
Net investment loss	$(316)
Net change in unrealized appreciation on investment in Master Fund	5,897
Increase in net assets resulting from operations	5,581

CAPITAL SHARE TRANSACTIONS
Sale of shares	450,000
Reinvestment of distributions	-
Repurchase of shares	-
Increase in net assets resulting from capital share transactions	450,000
Increase in net assets	455,581

NET ASSETS
Beginning of period	100,000
End of period (including accumulated net investment loss of $316)	$555,581

SHARE TRANSACTIONS
Beginning of period	100.00
Sale of shares	440.64
Reinvestment of distributions	-
Repurchase of shares	-
End of period	540.64

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                      3

PINE GROVE ALTERNATIVE FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

Cash Flows From Operating Activities
Net increase in net assets from operations		$5,581
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of Master Fund	$(550,000)
Net change in unrealized appreciation on investment in Master Fund	(5,897)
Increase in operating assets and liabilities:
Offering costs	(48,007)
Due to Investment Adviser	33,124
Accrued liabilities:
Trustees’ fees and expenses payable	2,210
Fund services fees payable	50
Other expenses payable	12,942
	(555,578)
Total Adjustments		(555,578)

Net Cash Used In Operating Activities		(549,997)

Cash Flows From Financing Activities
Sale of shares	450,000

Net Cash Provided By Financing Activities		450,000

Net Decrease in Cash		$(99,997)

Cash - Beginning of Period		100,000

Cash - End of Period		$3

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.               4

PINE GROVE ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

These financial highlights reflect selected data for a share outstanding throughout the period.

NET ASSET VALUE, Beginning of Period	$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (a)	(1.28)
Net change in unrealized appreciation on investment in Master Fund	28.92
Total from investment operations	27.64

NET ASSET VALUE, End of Period	$ 1,027.64

TOTAL RETURN	2.76	%(b)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 556
Ratios to Average Net Assets:
Net investment loss (d)(e)	(0.50)	%(c)
Net expense (d)	0.50	%(c)
Gross expense (d)(f)	66.52	%(c)
PORTFOLIO TURNOVER RATE	0	%(b)(g)

(a) Calculated based on average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d)	Does not include the expenses of the Master Fund in which the Feeder Fund invests.
(e)
The net expenses of the Master Fund, which are paid by the Master Fund, represents 1.50% of average net assets for the Feeder Fund.  The net expense ratio for the Feeder Fund, including the applicable Master Fund expenses is 2.00%.

(f)	Reflects the expense ratio excluding expense reimbursements by the Investment Adviser.
(g)	The Feeder Fund is invested solely in the Master Fund, therefore this ratio reflects the turnover of the Master Fund.

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                      5

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Note 1. Organization

Pine Grove Alternative Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company, formed on June 21, 2013 (the “Trust”).  The Feeder Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  The Feeder Fund’s investment objective is to seek long-term capital appreciation.  The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the “Master Fund”).  As of March 31, 2014, the Feeder Fund represented 1.0% of the Master Fund’s equity.  On October 9, 2013, the Feeder Fund was initially seeded through the sale of 100 shares for $100,000. The Feeder Fund commenced operations on January 1, 2014.

The investment adviser of the Feeder and the Master Fund is Pine Grove Asset Management LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Feeder and the Master Fund supervises the conduct of the Feeder Fund’s and Master Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund’s and Master Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Feeder Fund:

Investment in Master Fund – The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Feeder Fund will be reinvested in additional shares of the Feeder Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Feeder Fund, timing differences and differing characterizations of distributions made by the Feeder Fund.

Federal Taxes – The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Feeder Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

The Feeder Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Feeder Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2014 that would require recognition, de-recognition or disclosure.  The Feeder Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Feeder Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Feeder Fund is subject to income tax examinations by major taxing authorities during the period since its inception.

Offering and Organization Costs – Expenses incurred in connection with establishing the Feeder Fund aggregated $73,920. Offering costs incurred by the Feeder Fund are treated as deferred charges until operations commenced and thereafter are amortized over a twelve-month period using the straight line method.  Organizational costs are expensed as incurred.

Commitments and Contingencies – In the normal course of business, the Feeder Fund enters into contracts that provide general indemnifications by the Feeder Fund to the counterparty to the contract. The Feeder Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Shareholder Servicing Fees and Other Expenses

Management Fees – The Feeder Fund does not incur a separate management fee, but is subject to the Master Fund’s management fee.  The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Shareholder Servicing Fees – The Feeder Fund pays Atlantic (as defined below) and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority (“FINRA”) and enters into a shareholder servicing agreement with Atlantic (collectively, “Service Agents”), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agent who are invested in the Feeder Fund through the Service Agent.  The shareholder servicing fees expense for the three month period ended March 31, 2014 was $319.

Expenses – The Investment Adviser has agreed to reimburse the Feeder Fund’s and the Master Fund’s other expenses (other than shareholder servicing fees, extraordinary expenses and investment related expenses such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund and the Feeder Fund) to the extent necessary in order to cap the Feeder Fund’s other expenses at 0.60%. For the period ended March 31, 2014, expenses reimbursed by Investment Adviser were as follows:

Expenses Reimbursed by Investment Adviser
$41,747

For a period of five years subsequent to the Feeder Fund’s commencement of operations, the Investment Adviser may recover from the Feeder Fund expenses reimbursed during the prior three years if the Feeder Fund’s other expenses, including the recovered expenses, fall below the expense cap.

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$41,747	March 31, 2017	$ -

Distribution – Foreside Fund Services, LLC serves as the Feeder Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Custodian – BNP Paribas Financial Services, LLC (the “Custodian”) serves as the Feeder Fund’s independent custodian of substantially all of its investments in the Master Fund.  The Feeder Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Feeder Fund’s management monitors the financial condition of such brokers and does not anticipate any losses from the custodian.

Administrator – The Feeder Fund does not incur an administrative fee, but the Feeder Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund’s administrative fee.  Atlantic provides fund accounting, fund administration, and transfer agency services (collectively, “Fund Services Fees”) to the Master Fund and the Feeder Fund.

Trustees and Officers – The Feeder Fund pays each independent trustee (the “Trustee”) an annual retainer fee of $2,000 for services to the Feeder Fund.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board of Trustee (the “Board”) meetings.  No officer of the Feeder Fund is compensated by the Feeder Fund.

Note 4.  Security Transactions

The cost of purchases and proceeds from sales of investments in the Master Fund during the period ended March 31, 2014, were $550,000 and $0, respectively.

Note 5.  Offering of Fund Shares; Repurchase Offers

Feeder Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Feeder Fund's current prospectus as of the first business day of each calendar month; however, Feeder Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Feeder Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Feeder Fund is $25,000 and the minimum additional investment is $10,000.  The Feeder Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Board expects that the Feeder Fund may consider offering to repurchase Feeder Fund shares from shareholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year (each a “Valuation Date”). The initial Valuation Date for a repurchase offer shall not be prior to September 30, 2014.

8

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Note 6. Federal Income Tax

As of March 31, 2014, the components of distributable earnings on a tax basis were substantially the same as for financial statement purposes:

Undistributed ordinary income	$-
Unrealized appreciation	5,897

Note 7. Subsequent Events

From April 1, 2014 through May 28, 2014, the Feeder Fund received an additional $2,297,000 in subscriptions.

9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Pine Grove Alternative Fund

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Fund (the “Fund”) as of March 31, 2014, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period January 1, 2014 (commencement of operations) through March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of March 31, 2014, by correspondence with the custodian of the Fund.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Fund as of March 31, 2014, and the results of its operations, its changes in net assets, cash flows and financial highlights for the period January 1, 2014 (commencement of operations) through March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey
May 28, 2014

10

PINE GROVE ALTERNATIVE FUND
ADDITIONAL INFORMATION (UNAUDITED)
MARCH 31, 2014

Proxy Voting Information

A description of the policies and procedures that the Feeder Fund uses to determine how to vote proxies relating to securities held in the Feeder Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Feeder Fund’s proxy voting record for the most recent period ended June 30, 2014 will be available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Feeder Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Feeder Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

PINE GROVE ALTERNATIVE FUND
ADDITIONAL INFORMATION (UNAUDITED)
MARCH 31, 2014

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees (continued):
Boris Onefater Born: 1967	Trustee	Since 2013	President and CEO, Constellation Investment Consulting Corp., since 2008.	1	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	Managing Member and President of Pine Grove Asset Management LLC, 2010 – present; Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of UBP Asset Management LLC.	2	None.

Principal Officers who are Not Trustees:
Michael J. McKeen Born: 1971	Treasurer and Chief Financial Officer	Since 2013	Senior Manager, Atlantic since 2008.
Vicki S. Horwitz Born: 1985	Vice President	Since 2014	Associate Counsel, Atlantic since 2014; Senior Associate Counsel State Street Corp., 2011 – 2014; Student, Boston College Law School, 2008 – 2011.
J. Michael Herring Born: 1970	Chief Compliance Officer	Since 2013
Member, Chief Compliance Officer and Head of Operations, Pine Grove Asset Management, 2011 – present; Chief Operating Officer and Chief Financial Officer, Nikko Asset Management Co., 2009 – 2011; Chief Financial Officer and Chief Risk Officer,  Bay Harbour Management LLC, 2007 – 2009.

Teidah Reguera Born: 1989	Secretary	Since 2014
Regulatory Administration Specialist, Atlantic, since 2012; Accounts Receivable Technician, Acadia Insurance, 2011 – 2012; Student, University of Southern Maine, 2009 – 2011; Teller, Sanford Institution for Savings, 2007 – 2011.

PINE GROVE ALTERNATIVE FUND

25 DEFOREST AVENUE
SUMMIT, NEW JERSEY 07901
(908) 273-6321

INVESTMENT ADVISER

Pine Grove Asset Management LLC
25 DeForest Avenue
Summit, New Jersey 07901

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-ANR-0314

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

ANNUAL REPORT

MARCH 31, 2014

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2014

ASSETS

Total investments in Private Investment Funds, at fair value (Cost $52,724,478)	$54,333,613
Cash	2,092,095
Receivable from investments sold	1,755,908
Prepaid expenses	13,743
Expense reimbursement from Investment Adviser	62,159
Offering costs	180,181
Total Assets	58,437,699

LIABILITIES

Accrued Liabilities:
Management fees	122,140
Fund services fees	7,217
Other expenses	43,826
Total Liabilities	173,183

NET ASSETS	$58,264,516

COMPONENTS OF NET ASSETS
Paid-in capital	$56,776,697
Accumulated net investment loss	(203,298)
Accumulated net realized gain on investments in Private Investment Funds	81,982
Net unrealized appreciation on investments in Private Investment Funds	1,609,135
NET ASSETS	$58,264,516

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	56,665.80

NET ASSET VALUE PER SHARE	$1,028.21

See Accompanying Notes to Financial Statements.                                      1

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2014

					Redemptions
Portfolio Holdings	Shares	Cost	Fair Value	Fair Value as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Aristeia International, Ltd.	2,843	$3,092,245	$3,218,360	5.5%	Quarterly	60
Basso Investors, Ltd.	1,604	3,040,704	3,128,637	5.4	Quarterly	60
Whitebox Concentrated Convertible Arbitrage Fund, Ltd.	2,466	3,136,614	3,278,859	5.6	Quarterly	60
		9,269,563	9,625,856	16.5
Distressed – Corporate
Contrarian Capital Senior Secured Offshore Fund, Ltd.	10,464	3,001,129	3,086,652	5.3	Quarterly	90
Halcyon Senior Loan Fund II Offshore, Ltd.	878	923,728	949,200	1.6	Quarterly	90
Serengeti Segregated Portfolio Company, Ltd.	840	853,713	910,411	1.6	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	88	87,719	89,250	0.1	Other*
Silver Point Capital Offshore Fund, Ltd.	216	2,171,002	2,242,397	3.9	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	840	893,416	941,141	1.6	Semi-Annually	90
		7,930,707	8,219,051	14.1
Distressed - Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	184	2,207,778	2,300,209	3.9	Quarterly	90
DoubleLine Opportunistic Income Fund, Ltd.	2,364	2,856,043	2,969,458	5.1	Monthly	45
Halcyon Offshore Asset-Backed Value Fund Ltd.	1,177	2,022,325	2,068,469	3.5	Quarterly	90
Libremax Offshore Fund, Ltd.	2,437	3,124,452	3,231,945	5.5	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	2,008	2,312,067	2,380,960	4.1	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	1,579	2,130,721	2,253,932	3.9	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	78,615	78,584	78,929	0.2	Other*
		14,731,970	15,283,902	26.2
Hedged Credit
Anchorage Capital Partners Offshore, Ltd.	3,020	3,036,302	3,173,433	5.5	Annually	90
Fir Tree Capital Opportunity Fund II, Ltd.	299	2,984,866	3,036,941	5.2	Quarterly/	60
King Street Capital, Ltd.	14,413	2,231,974	2,290,637	3.9	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	2,191	2,442,887	2,450,467	4.2	Quarterly	90
Riva Ridge Overseas Fund, Ltd.	336	384,137	393,146	0.7	Quarterly	90
Saba Capital Offshore Fund, Ltd.	1,132	1,155,843	1,154,425	2.0	Quarterly	65
Southpaw Credit Opportunity Fund (FTE), Ltd.	12,122	1,811,786	1,854,566	3.2	Quarterly	60
Whitebox Credit Arbitrage Fund, Ltd.	1,926	2,368,269	2,478,334	4.3	Quarterly	60
		16,416,064	16,831,949	29.0
Long/Short Equity
Dirigo, Ltd.	15,362	1,871,080	1,880,780	3.2	Quarterly	45
Rosemont Offshore Fund, Ltd.	1,703	2,436,687	2,423,994	4.2	Quarterly	60
		4,307,767	4,304,774	7.4
Other
Halcyon Structured Opportunities Offshore Fund, Ltd.	14	5,683	5,856	0.0	Other*
Harbringer Class L Holdings (Cayman), Ltd.	1	6,428	6,481	0.0	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	142	54,082	53,561	0.1	Other*

See Accompanying Notes to Financial Statements.                                      2

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2014

					Redemptions
Portfolio Holdings	Shares	Cost	Fair Value	Fair Value as a % of Net Assets	Permitted	Notice Period (Days)
Other (continued)
Longacre International II, Ltd.	1	$1,509	$1,509	0.0%	Other*
Marathon Overseas Liquidating Fund	215	705	674	0.0	Other*
		68,407	68,081	0.1

Total Private Investment Funds		$52,724,478	$54,333,613	93.3%
Other Assets & Liabilities, Net			3,930,903	6.7%
Net Assets			$58,264,516	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Convertible Arbitrage	16.5%
Distressed – Corporate	14.1
Distressed - Structured Products	26.2
Hedged Credit	29.0
Long/Short Equity	7.4
Other	0.1
Other Assets and Liabilities, Net	6.7
Total	100.0%

See Accompanying Notes to Financial Statements.                                      3

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

Investment Income
Interest income	$269

Expenses
Management fees	122,140
Offering costs amortized	60,060
Organization costs	41,235
Fund services fees	21,750
Trustees’ fees and expenses	20,106
Professional fees	13,500
Custodian fees	12,075
Registration fees	2,097
Miscellaneous expenses	27,703
Total expenses	320,666
Expenses reimbursed by Investment Adviser	(117,099)
Net expenses	203,567

NET INVESTMENT LOSS	(203,298)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN PRIVATE INVESTMENT FUNDS
Net realized gain on investments in Private Investment Funds	81,982
Net change in unrealized appreciation on investments in Private Investment Funds	1,609,135
Net realized and unrealized gain from investments in Private Investment Funds	1,691,117

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,487,819

See Accompanying Notes to Financial Statements.                                         4

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

OPERATIONS
Net investment loss	$(203,298)
Net realized gain on investments in Private Investment Funds	81,982
Net change in unrealized appreciation on investments in Private Investment Funds	1,609,135
Increase in net assets resulting from operations	1,487,819

CAPITAL SHARE TRANSACTIONS
Shares issued in conversion (Note 1)	44,760,197
Sale of shares	11,916,500
Reinvestment of distributions	-
Repurchase of shares	-
Increase in net assets resulting from capital share transactions	56,676,697
Increase in net assets	58,164,516

NET ASSETS
Beginning of period	100,000
End of period (including accumulated net investment loss of $203,298)	$58,264,516

SHARE TRANSACTIONS
Beginning of period	100.00
Shares issued in conversion (Note 1)	44,760.20
Sale of shares	11,805.60
Reinvestment of distributions	-
Repurchase of shares	-
End of period	56,665.80

See Accompanying Notes to Financial Statements.                                         5

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

Cash Flows From Operating Activities
Net increase in net assets from operations		$1,487,819
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investments	$(12,880,000)
Proceeds from sale of investments	1,690,832
Net realized gain from sale of investments	(81,982)
Net change in unrealized appreciation on investments	(1,609,135)
Increase in operating assets and liabilities:
Receivable from investments sold	(1,755,908)
Prepaid expenses	(13,743)
Expense reimbursement from Investment Adviser	(62,159)
Offering costs	(180,181)
Management fees payable	122,140
Fund services fees payable	7,217
Other expenses payable	43,826
	(14,719,093)
Total Adjustments		(14,719,093)

Net Cash Used In Operating Activities		(13,231,274)

Cash Flows From Financing Activities
Sale of shares	11,916,500
Cash and receivables transferred in conversion	3,306,869
	15,223,369

Net Cash Provided By Financing Activities		15,223,369

Net Increase in Cash		$1,992,095

Cash - Beginning of Period		100,000

Cash - End of Period		$2,092,095

Non-Cash Financing Activities
Shares issued in conversion (Note 1)		$44,760,197
Private Investment Funds transferred in conversion (Note 1)		(41,453,328)
Total		$3,306,869

See Accompanying Notes to Financial Statements.                                      6

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD JANUARY 1, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2014

These financial highlights reflect selected data for a share outstanding throughout the period.

NET ASSET VALUE, Beginning of Period	$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (a)	(3.82)
Net realized and unrealized gain	32.03
Total from investment operations	28.21

NET ASSET VALUE, End of Period	$ 1,028.21

TOTAL RETURN	2.82	%(b)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 58,265
Ratios to Average Net Assets:
Net investment loss (d)	(1.50)	%(c)
Net expense (d)	1.50	%(c)
Gross expense (d)(e)	2.36	%(c)
PORTFOLIO TURNOVER RATE	3	%(b)

(a) Calculated based on average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Master Fund invests.
(e)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements.                                      7

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of March 31, 2014, the Feeder Fund represented 1.0% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation.  On October 9, 2013, the Fund was initially seeded through the sale of 100 shares for $100,000.  The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”), in exchange for Master Fund shares in the amount of $44,760,197.

The investment adviser of the Master and the Feeder Fund is Pine Grove Asset Management LLC (the “Investment Adviser), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Master Fund:

Security Valuation – The valuation of the Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Master Fund’s net assets is determined as of the close of the Master Fund’s business at the end of each month. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Master Fund by the Private Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments in Private Investment Funds.”  Fair value is the

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that the valuation for any of the Master Fund’s investments in Private Investment Funds shall no represent value, such investment may be fair valued by the Valuation Committee using other suitable independent sources.  As of March 31, 2014, no investments were internally fair valued by the Valuation Committee.

The Master Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — Inputs are quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, and inputs other than quoted prices that are observable (such as models or other valuation methodologies). The Master Fund’s investments in Private Investment Funds which are generally included in this category include investments in Private Investment Funds where the Master Fund has the ability to withdraw at the net asset value per share (or its equivalent) at March 31, 2014 or within three months thereafter, under normal market conditions, and there are no other potential liquidity restrictions, such as redemption gates or suspensions.

Level 3 – Inputs are unobservable for the asset and include situations where there is little, if any, market activity for the asset as of the measurement date.  Investments in Private Investment Funds that are currently subject to liquidity restrictions that will not be lifted within three months of the measurement date will be considered level 3.

	Level 1	Level 2	Level 3	Total
Private Investment Funds
Convertible Arbitrage (a)	$-	$7,986,427	$1,639,429	$9,625,856
Distressed – Corporate (b)	-	2,694,341	5,524,710	8,219,051
Distressed - Structured Products (c)	-	7,375,105	7,908,797	15,283,902
Hedged Credit (d)	-	6,690,552	10,141,397	16,831,949
Long/Short Equity (e)	-	4,304,774	-	4,304,774
Other (f)	-	-	68,081	68,081
Total	$-	$29,051,199	$25,282,414	$54,333,613

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Distressed – Corporate: Distressed Corporate managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(c)
Distressed – Structured Products: Distressed Structured Products managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(d)
Hedged Credit: Hedged Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(e)
Long/Short Equity: Long/Short Equity managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Manager typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(f)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Balance as of 01/01/14	Purchases1	Change in Unrealized Appreciation/Depreciation2	Balance as of 03/31/14
Private Investment Funds
Convertible Arbitrage	$-	$1,568,306	$71,123	$1,639,429
Distressed - Corporate	-	5,320,319	204,391	5,524,710
Distressed - Structured Products	-	7,626,872	281,925	7,908,797
Hedged Credit	-	9,867,974	273,423	10,141,397
Other	-	68,407	(326)	68,081
Total	$-	$24,451,878	$830,536	$25,282,414

1	Includes transfers from the assets of Pine Grove Institutional Partners II Ltd. (See Note 1)
2
The change in unrealized appreciation/(depreciation) also represents the change in unrealized appreciation/(depreciation) for investments still held at March 31, 2014 as reflected in  net change in unrealized appreciation on investments in Private Investment Funds in the accompanying statement of operations.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014. Transfers in and transfers out are generally due to the change in liquidity terms of Private Investment Funds and are recognized as of the end of the reporting period.

Strategy	Fair Value3	Liquidation and Underlying Fund Side Pocket Investment4 (A)	Redemptions in Restriction Period5 (B)	Range of Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage	$1,639,429	$-	$1,639,429	6	$1,639,429
Distressed - Corporate	5,524,710	108,665	5,416,045	6 – 24	5,524,710
Distressed - Structured Products	7,908,797	78,929	7,829,868	6 – 12	7,908,797
Hedged Credit	10,141,397	-	10,141,397	6 – 12	10,141,397
Other	68,081	68,081	-	N/A	68,081
Total	$25,282,414	$255,675	$25,026,739		$25,282,414

3	No unfunded commitments as of March 31, 2014.

4
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

5
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gain or losses from investments in Private Investment Funds are recorded when the Master Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Master Fund will be reinvested in additional shares of the master Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Master Fund, timing differences and differing characterizations of distributions made by the Master Fund.

Federal Taxes – The Master Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Master Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

The Master Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Master Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2014 that would require recognition, de-recognition or disclosure.  The Master Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Master Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Master Fund is subject to income tax examinations by major taxing authorities during the period since its inception.

Offering and Organization Costs – Expenses incurred in connection with establishing the Master Fund aggregated $281,476. Offering costs incurred by the Master Fund are treated as deferred charges until operations commenced and thereafter are amortized over a twelve-month period using the straight line method.  Organizational costs are expensed as incurred.

Commitments and Contingencies – In the normal course of business, the Master Fund enters into contracts that provide general indemnifications by the Master Fund to the counterparty to the contract. The Master Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Master Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Master Fund may not achieve its investment objective. The Master Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Master Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.

The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Master Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Master Fund may also implement leverage and invest directly in derivatives which will directly expose the Master Fund to the risks associated with the employment of leverage and investments in derivatives.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

The Master Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Master Fund and adversely affect its investment return. The Master Fund's inability to withdraw an investment in an Investment Fund may also prevent the Master Fund from making an offer to repurchase shares. Master Fund shareholders do not have the right to require the Master Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Master Fund’s Board of Trustees, in its sole discretion.

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Master Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Master Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees and Other Expenses

Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Expenses – The Investment Adviser has agreed to reimburse the Master Fund’s expenses (other than acquired fund fees and expenses, shareholder servicing fees, and extraordinary expenses and the investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s other expenses at 0.60%. For the period ended March 31, 2014, expenses reimbursed were as follows:

Expenses Reimbursed by Investment Adviser
$117,099

For a period of five years subsequent to the Master Fund’s commencement of operations, the Investment Adviser may recover from the Master Fund expenses reimbursed during the prior three years if the Master Fund’s other expenses, including the recovered expenses, fall below the expense cap.

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$117,099	March 31, 2017	$ -

Distribution – Foreside Fund Services, LLC serves as the Master Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Custodian – BNP Paribas Financial Services, LLC (the “Custodian”) serves as the Master Fund’s independent custodian of substantially all of its investments in underlying private investment companies.  The Master Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Master Fund’s management monitors the financial condition of such brokers and does not anticipate any losses from the custodian.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund.

Trustees and Officers – The Master Fund pays each independent trustee an annual retainer fee of $18,000 for service to the Master Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Master Fund is compensated by the Master Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the period ended March 31, 2014, were $12,880,000 and $1,690,832, respectively.

Note 6.  Offering of Fund Shares; Repurchase Offers

Master Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Master Fund's current prospectus as of the first business day of each calendar month; however, Master Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Master Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Master Fund is $25,000 and the minimum additional investment is $10,000.  The Master Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Board expects that the Master Fund may consider offering to repurchase Master Fund shares from shareholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year (each a “Valuation Date”). The initial Valuation Date for a repurchase offer shall not be prior to September 30, 2014.

Note 7. Federal Income Tax

As of March 31, 2014, the components of distributable earnings on a tax basis were substantially the same as for financial statement purposes:

Undistributed ordinary income	$-
Unrealized appreciation	1,609,135

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$ 1,627,786
Gross Unrealized Depreciation	(18,651)
Net Unrealized Appreciation	$ 1,609,135

Note 8. Subsequent Events

From April 1, 2014 through May 28, 2014, the Master Fund received an additional $5,899,000 in subscriptions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Pine Grove Alternative Institutional Fund

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the “Fund”), including the schedule of investments, as of March 31, 2014, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period January 1, 2014 (commencement of operations) through March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of March 31, 2014, by correspondence with the management of the investment funds and confirmation with the custodian of the Fund.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Institutional Fund as of March 31, 2014, and the results of its operations, its changes in net assets, cash flows and financial highlights for the period January 1, 2014 (commencement of operations) through March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey
May 28, 2014

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2014

Investment Advisory Agreement Approval

At the September 12, 2013 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Master Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Master Fund, the Board reviewed materials furnished by the Investment Adviser and Atlantic, including information regarding the Investment Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Master Fund by the Investment Adviser, including information on the investment performance of the Master Fund; (2) the costs of the services to be provided and profitability to the Investment Adviser with respect to its relationship with the Master Fund; (3) the advisory fee and the total expense ratio of the Master Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Master Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Investment Adviser from its relationship with the Master Fund. In their deliberations, the Board did not identify any particular information that was all important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment strategies and limitations of the Trust, information describing the Investment Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Trust, the nature and quality of services provided to other privately offered funds by the Investment Adviser.  The Board also considered the expertise of the Investment Adviser in supervising third party service providers to the Funds, such as the administrator and custodian.  The Board further considered the compliance program of the Investment Adviser which supports the Funds’ compliance program.  Based upon their review, the Board concluded that the Investment Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Trust were expected to be satisfactory.

In connection with the assessment of the ability of the Investment Adviser to perform its duties under the Advisory Agreement, the Board considered the Investment Adviser’s financial condition and whether it had the resources necessary to carry out its functions.  The Board concluded that the Investment Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Costs of Services and Profitability; Compensation

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing the Trust as well as the fact that the Investment Adviser agreed to waive and/or reimburse the Trust’s other expenses (excluding “acquired fund fees and expenses” and “extraordinary expenses” and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Trust) (“Other Expenses”) to the extent necessary in order to cap Other Expenses at 0.60% per year.  The Board also considered the asset levels at which the Investment Adviser expected to “break even” on managing the Trust.  Based on its review, the Board concluded that the expected profitability of the Trust to the Investment Adviser was not unreasonable.

The Independent Trustees reviewed the comparative fee information, including Lipper data and separate peer group analysis prepared by the Investment Adviser. In determining the weight to be accorded the Lipper and Investment Adviser comparative fee data respectively, the Board took into account that the Lipper group consisted of various registered funds of hedge funds which were either structured differently

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2014

or offered primarily to a different class of investors than the Trust, and that the peer group of funds indentified by the Investment Adviser represented a peer group of funds more comparable to the Trust.  The Board noted that the proposed advisory fee under the Advisory Agreement was lower than virtually all of the peer funds identified by the Investment Adviser or Lipper, and that the Trust’s estimated total expense ratio was lower than most of the peer funds identified by the Investment Adviser and was within the range of the peer funds identified by Lipper.  The Board also considered the fees charged by the Investment Adviser to other private funds with substantially similar investment strategies to those of the Trust, and noted that the advisory fee was the same or lower than the management fees charged to the Investment Adviser’s private funds and that the Trust’s expected overall expense ratio was expected to be the same or lower than that of the Investment Adviser’s other private funds.  Based on its review, the Board concluded that the advisory fee of 0.90% for the Trust was acceptable.

Performance

The Board noted that the Trust has not commenced operations and has no performance history, but the Board considered the Investment Adviser’s performance in managing other private funds with substantially similar investment strategies to those of the Trust, including a private fund to be reorganized into the Trust.  The Board concluded that the Investment Adviser’s anticipated performance in managing the Trust was likely to be satisfactory.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Trust grows and whether fee level reflects a reasonable sharing of such economies of scale for the benefit of the Trust’s investors.  Because the Trust was newly organized, the Board reviewed the advisory fee proposed for the Trust and anticipated expenses of the Trust and determined to review economies of scale in the future when the Trust had attracted additional assets.

Other Benefits

The Board also considered other benefits that may be realized by the Investment Adviser from its relationship with the Trust.  The Board did not identify any such other benefits.

Conclusions

Based on consideration of all factors deemed relevant, the Independent Trustees determined that approval of the Advisory Agreement was in the best interests of the Trust. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to securities held in the Master Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Master Fund’s proxy voting record for the most recent period ended June 30, 2014 will be available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
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Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
Boris Onefater Born: 1967	Trustee	Since 2013	President and CEO, Constellation Investment Consulting Corp., since 2008.	1	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	Managing Member and President of Pine Grove Asset Management LLC, 2010 – present; Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of UBP Asset Management LLC.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

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Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Michael J. McKeen Born: 1971	Treasurer and Chief Financial Officer	Since 2013	Senior Manager, Atlantic since 2008.
Vicki S. Horwitz Born: 1985	Vice President and Secretary	Since 2014	Associate Counsel, Atlantic since 2014; Senior Associate Counsel State Street Corp., 2011 – 2014; Student, Boston College Law School, 2008 – 2011.
J. Michael Herring Born: 1970	Chief Compliance Officer	Since 2013
Member, Chief Compliance Officer and Head of Operations, Pine Grove Asset Management, 2011 – present; Chief Operating Officer and Chief Financial Officer, Nikko Asset Management Co., 2009 – 2011; Chief Financial Officer and Chief Risk Officer,  Bay Harbour Management LLC, 2007 – 2009.

Teidah Reguera Born: 1989	Secretary	Since 2014
Regulatory Administration Specialist, Atlantic, since 2012; Accounts Receivable Technician, Acadia Insurance, 2011 – 2012; Student, University of Southern Maine, 2009 – 2011; Teller, Sanford Institution for Savings, 2007 – 2011.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

25 DEFOREST AVENUE
SUMMIT, NEW JERSEY 07901
(908) 273-6321

INVESTMENT ADVISER

Pine Grove Asset Management LLC
25 DeForest Avenue
Summit, New Jersey 07901

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the **Master and Feeder** Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the **Master and Feeder** Funds' risks, **objectives, fees and expenses** experience of its management, and other information.

218-ANR-0314

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Fund (the “Registrant”) has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the “Code of Ethics”).

(c) There were no amendments to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(d) There were no waivers to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.
(e) Not applicable.

(f) (1)  A copy of the Code of Ethics is filed under Item 12(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees (the “Board”) has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The period of January 1, 2014 - March 31, 2014 represents the initial fiscal period of the Registrant (the “Reporting Period”).  The aggregate fees billed to the Registrant for the Reporting Period for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $10,000.

(b) Audit-Related Fees - The were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $3,500.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant’s  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the “Audit Committee”) reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant for the Reporting Period. There were no fees billed for the Reporting Period for non-audit services rendered by the Registrant’s principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) The Registrant’s Audit Committee considers expenses paid to the Registrant’s principal accountant by the Registrant’s investment adviser and any Affiliate for non-audit services when assessing the principal auditor’s independence.  During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the Registrant’s investment adviser or any Affiliate.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Included as part of the report to shareholders under Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s proxy voting procedures are filed under Item 12(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser and each Sub-Adviser with respect to the Registrant’s assets allocated to each for investment.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant’s portfolios is the responsibility of the Portfolio Manager of the Adviser, Thomas n. Williams (the “Portfolio Manager”).  Mr. Williams is a Managing Member, the Chief Investment Officer and the Head of Investments at “Pine Grove,” the Registrant’s adviser, together with its affiliated entity, Pine Grove Asset Management GP LLC, or its predecessor firm, Pine Grove Associates, Inc.  Mr. Williams joined the Pine Grove research department in January 2000. His primary responsibility at that time was to assist in the identification and evaluation of new managers for Pine Grove’s portfolios as well as the monitoring of current portfolio positions. Mr. Williams became Director of Research in 2003 and began to have shared responsibility for all of Pine Grove’s portfolios. Mr. Williams was promoted to Portfolio Manager in 2006, at which time he assumed primary responsibility for all of Pine Grove’s portfolios. Mr. Williams has been instrumental in building the firm and its strong long-term track record. In addition, Mr. Williams led the evolution of the firm’s investment philosophy to focus on analyzable hedge funds with an emphasis on risk transparency. Prior to joining Pine Grove, Mr. Williams practiced law in California for three years, specializing in intellectual property and venture capital transactions. Mr. Williams holds a Bachelor of Arts in Economics from Trinity College and a JD from the University of Southern California School of Law. Mr. Williams holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York Society of Security Analysts.

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2014.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Thomas N. Williams	None	None	None

(a)(3)  Compensation of the Portfolio Manager.  During the Reporting Period, the Portfolio Manager received a salary from the Registrant’s investment adviser and participated in the profitability of the investment adviser based on his ownership of the investment adviser.

(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2014 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of $50,001 – $100,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Pine Grove Alternative Fund

By           /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date       5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Matthew Stadtmauer
       Matthew Stadtmauer, Chief Executive Officer

Date       5/29/14

By           /s/ Michael J. Mckeen
        Michael J. McKeen, Chief Financial Officer

Date       5/29/14